STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Nine Months Ended September 30, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2011	2010	2011
Employee and director stock option grants:
Research and development	$234,816	$121,393	$190,172	$61,791	$488,558
General and administrative	747,808	349,781	570,884	291,549	2,148,187
	982,624	471,174	761,056	353,340	2,636,745
Non-employee consultant stock option grants:
Research and development	85,265	46,851	36,157	—	36,157
General and administrative	92,022	137,631	110,247	—	181,971
	177,287	184,482	146,404	—	218,128

Total stock-based compensation	$1,159,911	$655,656	$907,460	$353,340	$2,854,873

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	Twelve Months Ended December 31, 2011
Volatility	115%	110%	110 - 115%
Risk-free interest rate	0.925%	1.84%-3.17%	0.89% – 3.17%
Expected life (years)	6.0	5.5 – 6.25	5.5 – 6.25
Dividend	0%	0%	0%
Weighted-average exercise price	$1.00	$1.45	$1.16
Weighted-average grant-date fair value	$0.85	$1.22	$0.98

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	24,000	$1.00
Forfeited	(175,884)	$1.36
Outstanding at September 30, 2012 (unaudited)	4,675,754	$1.82

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, December 31, 2011	636,634	$6.48	9.17	$—
Unvested, December 31, 2011	4,191,004	$1.12	9.59	$—
Exercisable at December 31, 2011	636,634	$6.48	9.17	$—
Vested, September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062
Unvested, September 30, 2012 (unaudited)	2,721,708	$1.06	8.87	$620,198
Exercisable at September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062